Segments	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Segments [Abstrsct]
SEGMENTS

NOTE 7 — SEGMENTS

ASC 280, “Segment Reporting”, establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organizational structure as well as information about geographical areas, operating segments and major customers in financial statements for detailing the Company’s operating segments.

Operating segments are based upon our internal organization structure, the manner in which our operations are managed and the availability of separate financial information. As a result of our acquisition of GFHI on July 1, 2020 and Tingo Mobile on December 1, 2022, we currently serve the marketplace, through our operating subsidiaries, as a financial technology company (Fintech Industry) targeting the African, Middle Eastern and South East Asia marketplaces as well as other areas of the world.

During the period between June 23, 2020, and May 9, 2021, we have held a controlling interest in Micronet, and we have presented our mobile resource management (“MRM”) business operated by Micronet as a separate operating segment. As of May 9, 2021, the Company’s ownership interest was diluted and, as a result, we deconsolidated Micronet.

As of March 31, 2023, the Company has four segments. This change came with the acquisition of Tingo Foods on February 9, 2023. The Company changed its reporting structure to better reflect what the CODM is reviewing to make organizational decisions and resource allocations. Following the loss of control over Micronet, MRM is no longer a separate operating segment or reportable segment since the CODM does not review discrete financial information for the business. The Company recast the information as of March 31, 2023 to align with this presentation.

The activities of each of our reportable segments from which the Company earns revenues, records equity earnings or losses and incurs expenses are described below:

●	Verticals and technology segment develops insurance platform, for the Chinese market and have been generating revenues from insurance products in China.

●	Comprehensive platform service segment develops Nwassa agri-fintech marketplace platform, which enables customers in Nigeria to trade agricultural produce with customers, as well as to purchase farming inputs, to top up of airtime and data, to pay bills and utilities, to arrange insurance and to procure finance.

●	Online stock trading segment develops technology investment trading platform that is currently operational in Hong Kong and Singapore.

●	Food processing segment, which commenced its operations in August 2022 (and was acquired in February 2023).

The following table summarizes the financial performance of our operating segments:

	Three months ended March 31, 2022
(USD in thousands)	Verticals and technology		Online stock trading	Corporate and others (2)	Comprehensive platform service	Food processing	Consolidated
Revenues from external customers	$9,533		$30	-	$-	-	$9,563
Segment operating loss	(4,295	)(1)	(3,544)	(2,131)	-	-	(9,970)
Other income, net	175			(20)	-	-	155
Finance income (expenses), net	178		(480)	380	-	-	78
Consolidated loss before income tax benefit							$(9,737)

(1)	Includes $733 of intangible assets amortization, derived from GFHI acquisition.

(2)	Corporate and Other represents those results that: (i) are not specifically attributable to a reportable segment; (ii) are not individually reportable or (iii) have not been allocated to a reportable segment for the purpose of evaluating their performance, including certain general and administrative expense items.

	Three months ended March 31, 2023
(USD in thousands)	Verticals and technology		Online stock trading	Corporate and others (3)	Comprehensive platform service		Food processing		Consolidated
Revenues from external customers	$20,552		$8	-	$253,466		577,219		$851,245
Segment operating loss	(3,224	)(1)	(1,701)	(9,917)	132,074	(2)	143,445	(4)	260,677
Other income, net	448		(8)		(15)				425
Finance income (expenses), net	65		(47)	(634)	2,343		(283)		1,444
Consolidated loss before income tax benefit									$262,546

(1)	Includes $733 of intangible assets amortization, derived from GFHI acquisitions.

(2)	Includes $7,248 of intangible assets amortization, derived from the Tingo Mobile acquisition.

(3)	Corporate and Other represents those results that: (i) are not specifically attributable to a reportable segment; (ii) are not individually reportable or (iii) have not been allocated to a reportable segment for the purpose of evaluating their performance, including certain general and administrative expense items.

(4)	Includes $3,078 of intangible assets amortization, derived from the Tingo Foods acquisition.

The following table summarizes the financial statements of our balance sheet accounts of the segments:

	As of March 31, 2023
(USD in thousands)	Verticals and technology		Online stock trading		Comprehensive platform service		Food processing		Corporate and others	Consolidated
Assets related to segments	$32,478	(1)	$17,655	(3)	$1,624,159	(4)	413,004	(6)	283,515	$2,370,811
Liabilities and redeemable preferred stock series B related to segments	(12,962	)(2)	(3,651)		(905,968	)(5)	(312,689	)(7)	(215,249)	(1,450,519)
Total equity										$920,292

(1)	Includes $16,245 of intangible assets and $19,788 goodwill, derived from GFHI’s acquisition.

(2)	Includes $2,784 of deferred tax liability, derived from GFHI All weather and Zhongtong acquisitions.

(3)	Includes $1,225 of intangible assets.

(4)	Includes $159,482 of intangible assets and $165,603 goodwill, derived from Tingo Mobile acquisition.

(5)	Includes $47,952 of deferred tax liability, derived from the Tingo Mobile acquisition and $553,035 redeemable preferred stock series B.

(6)	Includes $144,695 of intangible assets and $46,246 goodwill, derived from the Tingo Foods acquisition.

(7)	Includes $43,409 of deferred tax liability, derived from the Tingo Foods acquisition.

The following table summarizes the financial statements of our balance sheet accounts of the segments:

	As of December 31, 2022
(USD in thousands)	Verticals and technology		Online stock trading		Comprehensive platform service		Corporate and others	Consolidated
Assets related to segments	$40,831	(1)	$21,077	(3)	$1,541,093	(4)	79,357	$1,682,358
Liabilities and redeemable preferred stock series B related to segments	(18,406	)(2)	(3,911)		(877,353	)(5)	(9,689)	(909,359)
Total equity								$772,999

(1)	Includes $17,009 of intangible assets and $19,788 goodwill, derived from GFHI’s acquisition.

(2)	Includes $3,125 of deferred tax liability, derived from GFHI All weather and Zhongtong acquisitions.

(3)	Includes $1,226 of intangible assets.

(4)	Includes $167,143 of intangible assets and $81,459 goodwill, derived from the Tingo Mobile acquisition.

(5)	Includes $50,143 of deferred tax liability, derived from the Tingo Mobile acquisition and $553,035 redeemable preferred stock series B.

NOTE 14 — SEGMENTS

ASC 280, “Segment Reporting”, establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organizational structure as well as information about geographical areas, operating segments and major customers in financial statements for detailing the Company’s operating segments.

Operating segments are based upon our internal organization structure, the manner in which our operations are managed and the availability of separate financial information. As a result of our acquisition of GFHI on July 1, 2020 (see Note 8) and Tingo Mobile on December 1, 2022 (see Note 13), we currently serve the marketplace, through our operating subsidiaries, as a financial technology company (Fintech Industry) targeting the African, Middle Eastern and South East Asia marketplaces as well as other areas of the world.

During the period between June 23, 2020, and May 9, 2021, we have held a controlling interest in Micronet, and we have presented our mobile resource management (“MRM”) business operated by Micronet as a separate operating segment. As of May 9, 2021, the Company’s ownership interest was diluted and, as a result, we deconsolidated Micronet.

As of December 31, 2022, the Company has 3 segments. This change came with the completion of the Tingo Mobile acquisition on December 1, 2022. The Company changed its reporting structure to better reflect what the CODM is reviewing to make organizational decisions and resource allocations. Following the loss of control over Micronet, MRM is no longer a separate operating segment or reportable segment since the CODM does not review discrete financial information for the business. The Company recast the information for the fiscal years ended December 31, 2022 to align with this presentation.

The activities of each of our reportable segments from which the Company earns revenues, records equity earnings or losses and incurs expenses are described below:

●	Verticals and technology segment develops insurance platform, for the Chinese market and have been generating revenues from insurance products in China.

●	Comprehensive platform service segment develops Nwassa agri-fintech marketplace platform, which enables customers in Nigeria to trade agricultural produce with customers, as well as to purchase farming inputs, to top up of airtime and data, to pay bills and utilities, to arrange insurance and to procure finance.

●	Online stock trading segment develops technology investment trading platform that is currently operational in Hong Kong and Singapore.

The following table summarizes the financial performance of our operating segments:

	Year ended December 31, 2021
(USD in thousands)	Verticals and technology		Comprehensive platform service	Corporate and others (3)		Online stock trading	Consolidated

Revenues from external customers	$54,932		-	$726		$18	$55,676
Segment operating loss	(9,604	)(1)	-	(20,788	)(2)	(7,504)	(37,896)
Other income, net				(1,801)			(1,801)
Finance income (expenses), net				395		395
Loss before provision for income taxes							$(39,302)

(1)	Includes $2,931 of intangible assets amortization, derived from GFHI acquisition.
(2)	Includes $103 of intangible assets amortization, derived from Micronet consolidation.
(3)	Corporate and Other represents those results that: (i) are not specifically attributable to a reportable segment; (ii) are not individually reportable or (iii) have not been allocated to a reportable segment for the purpose of evaluating their performance, including certain general and administrative expense items.

	Year ended December 31, 2022
(USD in thousands)	Verticals and technology		Online stock trading	Corporate and others (3)	Comprehensive platform service		Consolidated
Revenues from external customers	$57,364		$55		$88,616		$146,035
Segment operating loss	(12,539	)(1)	(9,829)	(26,203)	36,779	(2)	(11,792)
Other income, net				2,151			2,151
Finance income (expenses), net				(750)			(750)
Consolidated loss before income tax benefit							$(10,391)

(1)	Includes $2,931 of intangible assets amortization, derived from GFHI acquisition.
(2)	Includes $2,416 of intangible assets amortization, derived from Tingo Mobile acquisition.

The following table summarizes the financial statements of our balance sheet accounts of the segments:

	As of December 31, 2021
(USD in thousands)	Verticals and technology		Comprehensive platform service	Corporate and others	Online stock trading		Consolidated

Assets related to segments	$86,474	(1)	$-	30,756	$60,581	(3)	$177,811
Liabilities related to segments	(23,516	)(2)	-	(2,620)	(3,953)		(30,089)
Total equity							$147,722

(1)	Includes $19,292 of intangible assets and $19,788 goodwill, derived from GFHI’s acquisition.
(2)	Includes $3,728 of deferred tax liability, derived from GFHI acquisition.
(3)	Includes $1,222 of intangible assets.

	As of December 31, 2022
(USD in thousands)	Verticals and technology		Online stock trading		Comprehensive platform service		Corporate and others	Consolidated

Assets related to segments	$40,831	(1)	$21,077	(3)	$1,541,093	(4)	79,357	$1,682,358
Liabilities and redeemable preferred stock series B related to segments	(18,406	)(2)	(3,911)		(877,353	)(5)	(9,689)	(909,359)
Total equity								$772,999

(1)	Includes $17,009 of intangible assets and $19,788 goodwill, derived from GFHI’s acquisition.

(2)	Includes $3,125 of deferred tax liability, derived from GFHI All weather and Zhongtong acquisitions.

(3)	Includes $1,226 of intangible assets.
(4)	Includes $167,143 of intangible assets and $81,459 goodwill, derived from Tingo Mobile acquisition.
(5)	Includes $50,143 of deferred tax liability, derived from Tingo Mobile acquisition and $553,035 redeemable preferred stock series B.